[Letterhead of First Data Investors Services Group, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903]

November 29, 1999


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549

Re:	McM Funds (the "Trust")
File Nos.:  33-75708 and 811-8370

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the McM S&P 500 Index Fund Series of the Trust do not differ from those contained in Post-Effective Amendment No. 9/13 (the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment was filed electronically on November 23, 1999.

Please call the undersigned at (610) 239-4749 with any questions you may have.

Very truly yours,

/s/ Carolyn F. Mead

Carolyn F. Mead
Counsel, Legal Department



cc:	Deane A. Nelson, McMorgan & Company
Julie Allecta, Esq., Paul, Hastings, Janofsky & Walker LLP